Financial Instruments and Financial Risk Management (Details) - Schedule of binomial share price model	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Convertible debentures [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of binomial share price model [Line Items]
Risk-free interest rate
Expected term (in years)
Expected volatility
Derivative Financial Instruments [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of binomial share price model [Line Items]
Risk-free interest rate	0.83%	0.21%
Expected term (in years)	2 years 5 months 4 days	3 years 5 months 4 days
Expected volatility	104.07%	104.47%
Contingent considerations [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of binomial share price model [Line Items]
Risk-free interest rate		0.10%
Expected term (in years)		1 year 21 days
Expected volatility		50.10%
Bottom of range [member] | Convertible debentures [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of binomial share price model [Line Items]
Risk-free interest rate		0.16%
Expected term (in years)		8 months 4 days
Expected volatility		84.52%
Bottom of range [member] | Black-Scholes model [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of binomial share price model [Line Items]
Risk-free interest rate	0.95%	0.23%
Expected term (in years)	2 years 10 months 9 days	3 years 10 months 9 days
Expected volatility	99.93%	95.43%
Top of range [member] | Convertible debentures [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of binomial share price model [Line Items]
Risk-free interest rate		0.40%
Expected term (in years)		1 year 2 months 26 days
Expected volatility		125.97%
Top of range [member] | Black-Scholes model [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of binomial share price model [Line Items]
Risk-free interest rate	1.15%	0.37%
Expected term (in years)	3 years 9 months	5 years
Expected volatility	101.72%	101.48%